Impairment Charges (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Impairment Charges
Impairment charges	$ 16,058	$ 23,663	$ 9,808
Segment, Continuing Operations [Member]
Asset Impairment Charges
Impairment charges	11,643	13,273	2,322
Segment, Continuing Operations [Member] | Operating Expense [Member]
Asset Impairment Charges
Impairment charges	4,764	9,440	1,276
Segment, Discontinued Operations [Member]
Asset Impairment Charges
Impairment charges	11,294	14,223	8,532
Net Investments In Properties [Member] | Segment, Continuing Operations [Member] | Operating Expense [Member]
Asset Impairment Charges
Impairment charges	4,754	7,515	0
Net Investments In Direct Financing Lease [Member] | Segment, Continuing Operations [Member] | Operating Expense [Member]
Asset Impairment Charges
Impairment charges	10	1,925	1,276
Equity Investments in Real Estate [Member] | Segment, Continuing Operations [Member]
Asset Impairment Charges
Impairment charges	$ 6,879	$ 3,833	$ 1,046